Segment Information (Segment Assets Information by Segment) (Details) - USD ($) $ in Thousands		Dec. 31, 2025		Dec. 31, 2024
Segment Reporting Information [Line Items]
Cash and cash equivalents		$ 128,308		$ 159,927
Accounts receivable, net		43,335		53,762
Fixed assets, net		246,263	[1]	252,860	[2]
Total assets	[3]	1,636,053		1,734,666
Operating Segments [Member] | Sohu [Member]
Segment Reporting Information [Line Items]
Cash and cash equivalents		92,107		113,556
Accounts receivable, net		20,095		26,423
Fixed assets, net		124,678	[1]	128,699	[2]
Total assets	[3]	2,885,282		2,985,380
Operating Segments [Member] | Changyou [Member]
Segment Reporting Information [Line Items]
Cash and cash equivalents		36,201		46,371
Accounts receivable, net		23,240		27,339
Fixed assets, net		121,585	[1]	124,161	[2]
Total assets	[3]	3,379,631		3,082,800
Eliminations [Member]
Segment Reporting Information [Line Items]
Cash and cash equivalents		0		0
Accounts receivable, net		0		0
Fixed assets, net		0	[1]	0	[2]
Total assets	[3]	$ (4,628,860)		$ (4,333,514)

[1]	Total additions to fixed assets of both Sohu and Changyou were $0.3 million for the year ended December 31, 2025
[2]	Total additions to fixed assets of Sohu and Changyou were $0.6 million and $0.7 million, respectively, for the year ended December 31, 2024.
[3]	The elimination for segment assets mainly consists of elimination of long-term investments in subsidiaries and consolidated VIEs, and elimination of intra-Group loans between Sohu and Changyou.